Quarterly Holdings Report
for

Fidelity® Emerging Markets Discovery Fund

July 31, 2019

EMD-QTLY-0919
1.931230.107

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value
Argentina - 1.1%
BBVA Banco Frances SA sponsored ADR	147,600	$1,710,684
Central Puerto SA sponsored ADR (a)(b)	70,700	651,147
Inversiones y Representaciones SA ADR (a)	57,707	594,382
Pampa Holding SA sponsored ADR (a)	15,200	500,080

TOTAL ARGENTINA		3,456,293

Bangladesh - 0.3%
BRAC Bank Ltd.	1,125,390	837,617
Belgium - 1.0%
Titan Cement International Trading SA (a)(b)	148,900	3,131,814
Bermuda - 2.9%
AGTech Holdings Ltd. (a)	13,368,000	765,353
Alibaba Pictures Group Ltd. (a)	3,480,000	703,216
Cosan Ltd. Class A (a)	93,600	1,373,112
Joy City Property Ltd.	3,073,000	370,497
Kunlun Energy Co. Ltd.	381,400	332,630
Pacific Basin Shipping Ltd.	8,069,000	1,656,533
Shangri-La Asia Ltd.	3,292,000	4,005,277

TOTAL BERMUDA		9,206,618

Brazil - 10.3%
Atacadao Distribuicao Comercio e Industria Ltda	504,600	3,095,284
Azul SA sponsored ADR (a)	76,000	3,093,200
BTG Pactual Participations Ltd. unit	118,400	1,854,019
Centrais Eletricas Brasileiras SA (Electrobras) (a)	56,300	581,094
Companhia de Saneamento de Minas Gerais	74,820	1,321,385
Construtora Tenda SA	111,300	739,016
Direcional Engenharia SA	307,500	1,014,431
Equatorial Energia SA	28,960	717,104
Localiza Rent A Car SA	308,785	3,560,088
LPS Brasil Consultoria de Imoveis SA (a)	326,900	577,333
Natura Cosmeticos SA	218,300	3,499,001
Notre Dame Intermedica Participacoes SA	300,517	3,441,140
QGEP Participacoes SA	434,600	1,508,889
Rumo SA (a)	662,400	3,804,632
Suzano Papel e Celulose SA	169,000	1,358,164
Tegma Gestao Logistica SA	305,800	2,534,478

TOTAL BRAZIL		32,699,258

British Virgin Islands - 0.4%
Dolphin Capital Investors Ltd. (a)	8,361,857	513,527
Mail.Ru Group Ltd. GDR (Reg. S) (a)	32,600	831,952

TOTAL BRITISH VIRGIN ISLANDS		1,345,479

Canada - 0.5%
Pan American Silver Corp.	101,500	1,541,785
Cayman Islands - 14.5%
51job, Inc. sponsored ADR (a)	1,600	124,080
58.com, Inc. ADR (a)	4,002	225,633
Airtac International Group	211,000	2,151,937
ASM Pacific Technology Ltd.	63,700	744,981
China Biologic Products Holdings, Inc. (a)(b)	20,053	1,923,684
China State Construction International Holdings Ltd.	1,710,000	1,756,567
China ZhengTong Auto Services Holdings Ltd.	2,381,500	889,846
CStone Pharmaceuticals Co. Ltd. (a)(c)	1,170,961	1,763,823
ENN Energy Holdings Ltd.	58,200	598,669
Fu Shou Yuan International Group Ltd.	3,576,000	3,055,727
GDS Holdings Ltd. ADR (a)	23,000	947,140
Greentree Hospitality Group Ltd. ADR (b)	39,700	450,595
Haitian International Holdings Ltd.	1,091,000	2,204,027
Hutchison China Meditech Ltd. sponsored ADR (a)	71,081	1,486,304
HUYA, Inc. ADR (a)	30,810	698,463
Impro Precision Industries Ltd. (c)	5,167,200	2,790,353
Kingdee International Software Group Co. Ltd.	1,217,000	1,159,283
Kingsoft Corp. Ltd. (a)	1,665,760	3,589,008
Koolearn Technology Holding Ltd. (a)(c)	312,500	434,729
LexinFintech Holdings Ltd. ADR (a)	28,500	302,100
Li Ning Co. Ltd.	1,138,500	2,806,863
Longfor Properties Co. Ltd. (c)	179,500	663,825
Maoyan Entertainment (a)(c)	1,067,650	1,692,730
Momo, Inc. ADR	20,412	693,396
NetEase, Inc. ADR	2,000	461,640
PagSeguro Digital Ltd. (a)	12,900	560,892
Parade Technologies Ltd.	64,000	1,052,418
PPDAI Group, Inc. ADR	179,480	696,382
Qutoutiao, Inc. ADR	33,200	134,128
Sea Ltd. ADR (a)	11,400	400,140
Shimao Property Holdings Ltd.	361,500	998,392
Silergy Corp.	59,000	1,188,694
Sunny Optical Technology Group Co. Ltd.	70,300	812,906
TAL Education Group ADR (a)	14,170	456,274
Uni-President China Holdings Ltd.	2,379,000	2,813,779
Wise Talent Information Technology Co. Ltd. (a)	116,105	275,373
Yuzhou Properties Co.	1,908,600	896,677
YY, Inc. ADR (a)	12,700	815,213
Zai Lab Ltd. ADR (a)	45,700	1,467,884

TOTAL CAYMAN ISLANDS		46,184,555

Chile - 0.5%
Compania Cervecerias Unidas SA sponsored ADR	24,300	679,428
Inversiones La Construccion SA	60,100	943,311

TOTAL CHILE		1,622,739

China - 8.4%
C&S Paper Co. Ltd. (A Shares)	631,400	1,230,928
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,684,200	1,029,872
China Machinery Engineering Co. (H Shares)	3,366,000	1,438,451
China Oilfield Services Ltd. (H Shares)	1,634,000	1,843,285
China Suntien Green Energy Corp. Ltd. (H Shares)	1,747,000	442,695
Haier Smart Home Co. Ltd. (A Shares)	1,761,996	4,273,804
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	135,050	598,361
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	340,250	2,459,552
Hualan Biological Engineer, Inc. (A Shares)	446,323	1,933,120
Lens Technology Co. Ltd. (A Shares)	488,629	542,641
Shanghai International Airport Co. Ltd. (A Shares)	220,841	2,637,818
Shanghai Junshi Biosciences Co. Ltd. (H Shares) (b)(c)	522,922	2,046,792
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	483,100	1,379,309
Sinopec Engineering Group Co. Ltd. (H Shares)	2,674,500	2,095,226
Tonghua Dongbao Pharmaceutical Co. Ltd. (A Shares)	578,108	1,310,783
Tsingtao Brewery Co. Ltd. (H Shares)	248,000	1,450,489

TOTAL CHINA		26,713,126

Colombia - 0.2%
Bancolombia SA sponsored ADR	13,600	678,368
Curacao - 0.5%
Emirates NBD ELS (Merrill Lynch International & Co. Bank Warrant Program) warrants 1/3/22 (a)(c)	529,300	1,714,787
Cyprus - 1.1%
Etalon Group PLC GDR (Reg. S)	300,100	663,221
Globaltrans Investment PLC GDR (Reg. S)	248,100	2,178,318
TCS Group Holding PLC unit	32,500	647,400

TOTAL CYPRUS		3,488,939

Egypt - 1.0%
Credit Agricole Egypt	388,274	1,020,539
Egyptian Kuwaiti Holding	1,021,100	1,255,953
Six of October Development & Investment Co.	1,254,300	1,007,987

TOTAL EGYPT		3,284,479

Greece - 2.4%
Alpha Bank AE (a)	772,000	1,506,667
Fourlis Holdings SA	861,000	5,490,012
Mytilineos Holdings SA	62,300	760,006

TOTAL GREECE		7,756,685

Hong Kong - 1.4%
China Everbright International Ltd.	708,000	623,472
China Resources Beer Holdings Co. Ltd.	556,000	2,605,115
Far East Horizon Ltd.	983,584	914,837
Sun Art Retail Group Ltd.	457,500	462,703

TOTAL HONG KONG		4,606,127

Hungary - 0.2%
OTP Bank PLC	14,000	584,481
India - 8.5%
Adani Ports & Special Economic Zone Ltd. (a)	501,692	2,739,050
CESC Ltd. GDR	78,546	846,345
Deccan Cements Ltd. (a)	236,946	1,251,700
Federal Bank Ltd.	1,161,381	1,550,152
Info Edge India Ltd.	23,900	776,476
JK Cement Ltd.	126,071	1,763,060
JM Financial Ltd.	551,600	532,876
LIC Housing Finance Ltd.	391,164	2,929,993
Manappuram General Finance & Leasing Ltd.	1,127,888	1,851,733
NTPC Ltd.	364,800	669,301
Oberoi Realty Ltd. (a)	298,538	2,373,754
Phoenix Mills Ltd.	64,806	602,907
Power Grid Corp. of India Ltd.	313,668	957,624
Shriram Transport Finance Co. Ltd.	106,400	1,491,182
Solar Industries India Ltd.	103,245	1,670,876
The Ramco Cements Ltd. (a)	248,911	2,650,114
Torrent Pharmaceuticals Ltd.	73,211	1,769,621
Zee Entertainment Enterprises Ltd.	115,700	604,928

TOTAL INDIA		27,031,692

Indonesia - 2.5%
PT ACE Hardware Indonesia Tbk	22,251,900	2,907,394
PT Bank Tabungan Negara Tbk	4,454,000	773,964
PT Ciputra Development Tbk	15,965,900	1,399,797
PT Lippo Karawaci Tbk	62,755,710	1,250,564
PT Media Nusantara Citra Tbk	2,763,980	269,761
PT Pakuwon Jati Tbk	18,237,500	952,804
PT Perusahaan Gas Negara Tbk Series B	3,184,600	462,670

TOTAL INDONESIA		8,016,954

Japan - 0.4%
Iriso Electronics Co. Ltd.	21,030	966,541
Sansan, Inc.	3,800	206,784

TOTAL JAPAN		1,173,325

Kenya - 0.2%
Equity Group Holdings Ltd.	1,555,100	600,817
Korea (South) - 6.4%
AfreecaTV Co. Ltd.	6,600	320,245
AMOREPACIFIC Group, Inc.	29,824	1,433,024
Cafe24 Corp. (a)	5,090	269,995
Daou Technology, Inc.	35,109	599,494
Hanon Systems	375,500	3,677,611
HDC Hyundai Development Co.	22,316	696,230
Hyundai Fire & Marine Insurance Co. Ltd.	33,002	774,978
Hyundai Wia Corp.	37,018	1,341,321
Iljin Materials Co. Ltd. (a)	32,215	1,006,441
Kakao Corp.	2,500	265,212
KB Financial Group, Inc.	20,110	731,807
Korean Reinsurance Co.	84,986	570,534
LG Corp.	33,930	2,015,628
LG Innotek Co. Ltd.	11,551	1,086,212
Meerecompany, Inc.	6,265	205,668
NCSOFT Corp.	1,857	751,453
Netmarble Corp. (a)(c)	1,960	148,818
Pearl Abyss Corp. (a)	3,200	460,204
Samsung Electro-Mechanics Co. Ltd.	7,395	564,566
Samsung SDI Co. Ltd.	9,355	1,940,116
Yuhan Corp.	7,675	1,392,073

TOTAL KOREA (SOUTH)		20,251,630

Kuwait - 0.2%
National Bank of Kuwait	171,360	562,381
Luxembourg - 0.3%
Adecoagro SA (a)	122,500	826,875
Malaysia - 0.2%
British American Tobacco (Malaysia) Bhd	146,100	797,911
Mexico - 1.2%
Credito Real S.A.B. de CV	520,000	601,573
Fibra Uno Administracion SA de CV	1,094,160	1,406,257
Grupo Comercial Chedraui S.A.B. de CV	698,600	1,052,799
Macquarie Mexican (REIT) (c)	673,000	761,015

TOTAL MEXICO		3,821,644

Netherlands - 0.4%
VEON Ltd. sponsored ADR	224,900	703,937
Yandex NV Series A (a)	11,300	443,186

TOTAL NETHERLANDS		1,147,123

Pakistan - 0.1%
Hub Power Co. Ltd.	934,500	411,976
Panama - 0.7%
Copa Holdings SA Class A	23,700	2,396,070
Peru - 1.1%
Compania de Minas Buenaventura SA sponsored ADR	233,100	3,552,444
Philippines - 1.4%
Metro Pacific Investments Corp.	5,044,000	473,546
Metropolitan Bank & Trust Co.	429,828	638,129
Philippine Seven Corp.	630,300	1,848,497
Robinsons Land Corp.	2,915,108	1,555,443

TOTAL PHILIPPINES		4,515,615

Poland - 1.7%
CD Projekt RED SA	21,700	1,287,684
Dino Polska SA (a)(c)	75,500	2,845,896
Grupa Lotos SA	50,800	1,145,505

TOTAL POLAND		5,279,085

Russia - 1.1%
Bank St. Petersburg PJSC (a)	973,600	778,299
LSR Group OJSC	64,564	790,014
Moscow Exchange MICEX-RTS OAO (a)	636,700	931,929
RusHydro PJSC	30,588,000	271,819
Unipro PJSC	18,881,000	789,088

TOTAL RUSSIA		3,561,149

Saudi Arabia - 0.2%
Samba Financial Group	68,600	598,104
Singapore - 0.8%
First Resources Ltd.	1,713,100	1,940,532
Yoma Strategic Holdings Ltd.	2,180,400	567,234

TOTAL SINGAPORE		2,507,766

South Africa - 5.9%
AngloGold Ashanti Ltd.	143,600	2,467,722
Barclays Africa Group Ltd.	89,456	991,226
Bidvest Group Ltd.	187,900	2,406,184
Cashbuild Ltd.	92,700	1,713,254
Impala Platinum Holdings Ltd. (a)	823,700	4,394,315
Motus Holdings Ltd.	320,500	1,651,326
Mr Price Group Ltd.	144,500	1,773,773
Nampak Ltd. (a)	1,442,438	1,000,709
Pick 'n Pay Stores Ltd.	521,200	2,406,457

TOTAL SOUTH AFRICA		18,804,966

Sri Lanka - 0.2%
Hatton National Bank PLC	629,651	656,779
Taiwan - 6.5%
Advantech Co. Ltd.	82,693	694,701
Chipbond Technology Corp.	441,000	883,105
Chroma ATE, Inc.	184,350	857,622
Cleanaway Co. Ltd.	330,000	1,682,262
CTCI Corp.	1,406,000	2,050,062
Delta Electronics, Inc.	161,000	776,234
E Ink Holdings, Inc.	662,000	724,486
Inventec Corp.	1,887,000	1,401,675
LandMark Optoelectronics Corp.	100,000	785,272
Largan Precision Co. Ltd.	4,020	542,763
Micro-Star International Co. Ltd.	209,210	584,766
Nanya Technology Corp.	690,920	1,614,703
PChome Online, Inc. (a)	29,000	141,127
Sino-American Silicon Products, Inc.	371,000	1,008,074
Taiwan Fertilizer Co. Ltd.	1,675,000	2,573,553
Unimicron Technology Corp.	1,013,450	1,222,061
Vanguard International Semiconductor Corp.	510,000	1,028,301
Win Semiconductors Corp.	208,000	1,755,786
Wiwynn Corp.	37,127	451,758

TOTAL TAIWAN		20,778,311

Thailand - 3.0%
Kasikornbank PCL (For. Reg.)	104,000	582,398
PTT Global Chemical PCL (For. Reg.)	410,600	802,145
Siam Cement PCL (For. Reg.)	227,800	3,200,860
Siam Global House PCL	6,107,155	3,273,562
Star Petroleum Refining PCL	4,892,400	1,560,419

TOTAL THAILAND		9,419,384

Turkey - 2.8%
Aselsan A/S	724,800	2,461,021
Celebi Hava Servisi A/S	37,000	600,645
Mavi Jeans Class B (a)(c)	488,800	3,634,689
Tupras Turkiye Petrol Rafinerileri A/S	83,528	2,095,309

TOTAL TURKEY		8,791,664

United Arab Emirates - 0.6%
Aldar Properties PJSC (a)	2,100,010	1,320,671
Emaar Properties PJSC	494,667	744,731

TOTAL UNITED ARAB EMIRATES		2,065,402

United Kingdom - 1.0%
Bank of Georgia Group PLC	25,540	436,692
Contemporary Amperex Technology Co. Ltd. ELS (UBS AG Bank Warrant Program) Class A warrants 6/18/20 (a)(c)	32,600	357,740
Georgia Capital PLC (a)	38,900	463,602
Mondi PLC	54,874	1,190,998
Tonghua Dongbao Pharmaceutical Co. Ltd. ELS (UBS AG London Bank Warrant Program) A warrants 4/8/20 (a)(c)	285,190	646,914

TOTAL UNITED KINGDOM		3,095,946

Vietnam - 0.1%
FTP Corp.	194,915	403,772
TOTAL COMMON STOCKS
(Cost $282,881,009)		299,921,935

Nonconvertible Preferred Stocks - 3.0%
Brazil - 1.8%
Banco ABC Brasil SA	377,620	1,774,137
Banco do Estado Rio Grande do Sul SA	130,800	805,772
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	129,160	1,667,456
Metalurgica Gerdau SA (PN)	779,700	1,358,629

TOTAL BRAZIL		5,605,994

Korea (South) - 0.8%
Hyundai Motor Co. Series 2	32,166	2,218,985
Samsung Fire & Marine Insurance Co. Ltd.	1,658	251,978

TOTAL KOREA (SOUTH)		2,470,963

Russia - 0.4%
Sberbank of Russia	428,600	1,366,321
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,559,165)		9,443,278
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 2.29% 9/5/19(d)
(Cost $169,624)	170,000	169,671
	Shares	Value

Money Market Funds - 3.6%
Fidelity Cash Central Fund 2.43% (e)	8,342,216	8,343,884
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	3,199,332	3,199,652
TOTAL MONEY MARKET FUNDS
(Cost $11,542,889)		11,543,536
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $303,152,687)		321,078,420
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,575,874)
NET ASSETS - 100%		$318,502,546

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4	Sept. 2019	$205,120	$(5,396)	$(5,396)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ELS – Equity-Linked Security

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,502,111 or 6.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $120,766.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$188,460
Fidelity Securities Lending Cash Central Fund	19,198
Total	$207,658

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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